Debt, long-term debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Long term debt
Obligation on capital leases	$ 4,454,000
Total long-term debt	1,531,366,000		1,501,573,000
Less: Current portion of long-term debt	1,509,000		1,711,000
Total long-term debt excluding current portion	1,529,857,000		1,499,862,000
TDS Parent Company
Long term debt
Purchase contracts	1,097,000		1,097,000
Total long-term debt	642,347,000		624,847,000
Long term debt maturities
Scheduled principal payments 2012	1,500,000
Scheduled principal payments 2013	1,200,000
Scheduled principal payments 2014	1,500,000
Scheduled principal payments 2015	2,200,000
Scheduled principal payments 2016	3,100,000
TDS Parent Company | 7% Senior Notes
Long term debt
Interest rate on debt	7.00%	[1],[2]
Date of debt issuance	March 2011
Maturity date of debt issued	Mar. 01, 2060
Call date of debt issued	Mar. 01, 2016	[3]
Long term debt	300,000,000	[1],[2]
Debt issuance cost	9,700,000
TDS Parent Company | 7.6% Series A Notes
Long term debt
Interest rate on debt	7.60%	[4],[5]
Date of debt issuance	December 2001
Maturity date of debt issued	Dec. 01, 2041
Call date of debt issued	Dec. 01, 2006	[3]
Long term debt			282,500,000	[4],[5]
Amount of debt redeemed	282,500,000		217,500,000
Date of debt redemption	May 2, 2011		December 27, 2010
Previously capitalized debt issuance cost recognized to interest expense	7,200,000		5,600,000
TDS Parent Company | 6.625% Senior Notes
Long term debt
Interest rate on debt	6.625%	[2]
Date of debt issuance	March 2005
Maturity date of debt issued	Mar. 01, 2045
Call date of debt issued	Mar. 01, 2010	[3]
Long term debt	116,250,000	[2]	116,250,000	[2]
TDS Parent Company | 6.875% Senior Notes
Long term debt
Interest rate on debt	6.875%	[1],[2]
Date of debt issuance	November 2010
Maturity date of debt issued	Nov. 01, 2059
Call date of debt issued	Nov. 01, 2015	[3]
Long term debt	225,000,000	[1],[2]	225,000,000	[1],[2]
Debt issuance cost	7,600,000
U.S. Cellular
Long term debt
Obligation on capital leases	4,336,000		4,385,000
U.S. Cellular | 6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%	[1],[2]
Date of debt issuance	May 2011
Maturity date of debt issued	May 01, 2060
Call date of debt issued	May 01, 2016	[3]
Long term debt	342,000,000	[1],[2]
Debt issuance cost	11,000,000
U.S. Cellular | 7.5% Senior Notes
Long term debt
Interest rate on debt	7.50%	[6]
Date of debt issuance	June 2004
Maturity date of debt issued	Jun. 01, 2034
Call date of debt issued	Jun. 01, 2009	[3]
Long term debt			330,000,000	[6]
Amount of debt redeemed	330,000,000
Date of debt redemption	June 20, 2011
Previously capitalized debt issuance cost recognized to interest expense	8,200,000
U.S. Cellular | 6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%	[2]
Date of debt issuance	December 2003 and June 2004
Maturity date of debt issued	Dec. 01, 2033
Call date of debt issued	Dec. 01, 2003
Long term debt, face value	544,000,000		544,000,000
Unamortized discount	(9,889,000)		(10,343,000)
Long term debt	534,111,000	[2]	533,657,000	[2]
TDS Telecom | Rural Utility Service and other notes
Long term debt
Long term debt	1,976,000		2,283,000
Non Reportable Segment
Long term debt
Obligation on capital leases	118,000		393,000
Non Reportable Segment | Long term notes
Long term debt
Long term debt	6,478,000		6,008,000
Total Subsidiaries
Long term debt
Total long-term debt	$ 889,019,000		$ 876,726,000

[1]	Capitalized debt issuance costs totaled $7.6 million, $9.7 million, and $11.0 million for the TDS 6.875% and 7.0% Senior Notes and the U.S. Cellular 6.95% Senior Notes, respectively. These amounts will be amortized over the life of the respective notes. Such issuance costs are included in Other assets and deferred charges.
[2]	Interest on the notes is payable quarterly on Senior Notes outstanding at December 31, 2011, with the exception of U.S. Cellular's 6.7% note where interest is payable semi-annually.
[3]	TDS may redeem callable notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.
[4]	On December 27, 2010, TDS used the net proceeds from the issuance of the 6.875% Senior Notes to redeem $217.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. As a result, $282.5 million of such unsecured 7.6% Series A Notes remained outstanding on December 31, 2010. This redemption required TDS to write-off to interest expense $5.6 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2010. Remaining issuance costs were included in Other assets and deferred charges at December 31, 2010.
[5]	On May 2, 2011, TDS used substantially all of the net proceeds from the issuance of the 7.0% Senior Notes to redeem $282.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This represented the entire outstanding amount of the 7.6% Series A Notes. This redemption required TDS to write-off to interest expense $7.2 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2011.
[6]	On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.